Inventories	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Inventories
10.	INVENTORIES

	2018		2017		2016
Refined products	33,583		16,260		13,390
Crude oil and natural gas	14,571		8,474		6,551
Products in process	1,177		640		411
Raw materials, packaging materials and others	3,993		1,775		1,456

	53,324	(1)	27,149	(1)	21,808	(1)

(1)	As of December 31, 2018, 2017 and 2016, the cost of inventories does not exceed their net realizable value.